Goodwill and other intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Goodwill	£ 613	£ 613
Goodwill and other intangible assets	5,692	5,804
Cards
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Goodwill	£ 302	£ 302
Percentage of entity goodwill (in percent)	49.00%	49.00%
Post tax discount rate	10.50%
Discount rate applied to cash flow projections (in percent)	14.00%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
Retail – UK Motor Finance
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Goodwill	£ 309	£ 309
Percentage of entity goodwill (in percent)	50.00%	50.00%
Post tax discount rate	10.50%
Discount rate applied to cash flow projections (in percent)	14.00%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
Intangible assets	£ 380	£ 380
Goodwill and other intangible assets	£ 380	£ 381
Discount rate used in current estimate of value in use (in percent)	10.50%